Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited)

February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Municipal Bonds - 149.4%
Alabama - 2.7%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$200,000	$242,516	(a)
Jefferson County, AL, Sewer Revenue:
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	1,300,000	1,577,368
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	760,000	912,152
Lower Alabama Gas District, Natural Gas Revenue:
Project #2	4.000%	12/1/25	500,000	573,710	(b)(c)
Series A	5.000%	9/1/46	850,000	1,287,597
Total Alabama				4,593,343
Alaska - 1.5%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/39	245,000	312,779
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project, Series C, Refunding	5.000%	1/1/21	2,150,000	2,219,424
Total Alaska				2,532,203
Arizona - 3.0%
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,650,000	1,917,019	(a)(b)(c)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	275,000	318,082	(d)
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	2,000,000	2,710,800
Total Arizona				4,945,901
California - 19.3%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	613,610
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.250%	4/1/24	2,500,000	2,586,000	(b)(c)
California State MFA Revenue:
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/43	500,000	613,595	(a)
Senior Lien, LINXS Apartment Project, Series A	5.000%	12/31/47	500,000	610,605	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	1,000,000	1,087,300	(a)(d)
California State, GO, Various Purpose	5.000%	4/1/43	3,000,000	3,350,130

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	$1,000,000	$1,239,350
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	500,000	530,935
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	550,000	584,028
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	1,500,000	1,887,075	(a)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,913,355	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Power System, Series A	5.000%	7/1/47	1,000,000	1,239,210
Lower Tule River, CA, Irrigation District Revenue, COP, Series A	5.000%	8/1/40	1,000,000	1,016,200
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	125,000	149,950	(d)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	7.000%	11/1/34	2,490,000	4,023,964
Series C	6.500%	11/1/39	2,000,000	3,369,480
Rancho Cucamonga, CA, RDA, Rancho Redevelopment Project Area, AGM	5.000%	9/1/30	750,000	882,645
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	500,000	548,710
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	100,000	113,607
Senior Lien, Series A	5.750%	6/1/48	200,000	226,836
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/38	250,000	331,953
Series A, Refunding	5.000%	10/1/48	750,000	970,365
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	300,000	383,076

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$1,000,000	$1,223,120
Stockton, CA, PFA Wastewater Revenue, Bond Anticipation Notes, Series 2019	1.400%	6/1/22	200,000	200,668
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	300,000	374,199
Tulare, CA, Sewer Revenue, Refunding, AGM	5.000%	11/15/41	2,000,000	2,405,260
Total California				32,475,226
Colorado - 5.2%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	532,525
Colliers Hill Metropolitan District #2, CO, GO, Senior Bonds, Series A	6.250%	12/1/37	750,000	797,940
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	600,000	692,718
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	223,156
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	6,512,720
Total Colorado				8,759,059
Connecticut - 1.8%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	621,265
Connecticut State, GO:
Series A	4.000%	4/15/37	500,000	594,350
Series E	5.000%	10/15/34	270,000	330,529
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	250,000	293,670	(d)
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	1,000,000	1,254,110
Total Connecticut				3,093,924
Delaware - 0.4%
Delaware State Health Facilities Authority Revenue, Beebe Medical Center Project	5.000%	6/1/48	500,000	606,945

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 1.4%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	4.125%	7/1/27	200,000	213,018
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	$800,000	$981,424
Series A, Refunding	4.000%	3/1/45	1,000,000	1,205,250	(e)
Total District of Columbia				2,399,692
Florida - 8.4%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	350,000	427,136	(a)
Series A	5.000%	10/1/45	1,000,000	1,172,660	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	160,000	178,397	(d)
Florida State Mid-Bay Bridge Authority Revenue, First Senior Lien, Series A, Refunding	5.000%	10/1/40	740,000	863,314
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/42	500,000	611,860	(a)
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/41	3,000,000	3,670,980
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Series B, Refunding	5.000%	7/1/24	1,250,000	1,453,600
Miami-Dade County, FL, GO, Seaport, Series C, Refunding	5.000%	10/1/23	2,315,000	2,467,929
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	350,000	425,999
Miami-Dade County, FL, School District, GO	5.000%	3/15/30	1,000,000	1,260,750
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	250,000	281,837
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	1,000,000	1,227,890
Total Florida				14,042,352
Georgia - 1.2%
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	650,000	809,244
Series C	4.000%	9/1/26	1,000,000	1,169,640	(b)(c)
Total Georgia				1,978,884

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 16.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	500,000	592,485
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/44	$330,000	$395,178
Series D	5.000%	12/1/46	250,000	304,098
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	60,000	69,985
Series 2005D, Refunding	5.500%	1/1/34	950,000	1,112,117
Series A	5.000%	1/1/44	100,000	120,697
Series A, Refunding	5.000%	1/1/28	750,000	922,987
Series A, Refunding	6.000%	1/1/38	500,000	630,195
Series C, Refunding	5.000%	1/1/25	1,000,000	1,152,450
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	250,000	298,798
Senior Lien, Series D	5.000%	1/1/47	500,000	604,965
Senior Lien, Series D	5.000%	1/1/52	500,000	604,040
Series C	5.000%	1/1/35	2,200,000	2,552,528	(a)
Trips Obligated Group	5.000%	7/1/48	200,000	240,738	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	296,193
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	884,730
Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/34	800,000	917,920
Second Lien Project	5.000%	11/1/39	500,000	569,450
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, Series 2019, Refunding	5.000%	6/15/30	250,000	313,083
State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	250,000	315,255
Illinois State Toll Highway Authority, Senior Series A, Refunding	5.000%	12/1/31	1,500,000	1,823,145
Illinois State Toll Highway Authority Revenue, Series C, Refunding	5.000%	1/1/27	500,000	630,505
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	100,000	121,530
Illinois State, GO:
Series 2016	5.000%	1/1/33	500,000	589,705
Series 2016	5.000%	11/1/33	650,000	781,267
Series 2016	5.000%	1/1/35	250,000	294,053
Series 2016, Refunding	5.000%	2/1/29	440,000	537,750

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Series A	5.000%	12/1/42	$600,000	$724,716
Series A, Refunding	5.000%	10/1/29	1,300,000	1,646,580
Series C	5.000%	11/1/29	300,000	369,885
Series D	5.000%	11/1/26	300,000	366,672
Series D	5.000%	11/1/27	500,000	622,665
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	920,392	(e)
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.200%	6/15/50	970,000	981,989
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	215,000	217,688
Metropolitan Water Reclamation District of Greater Chicago, IL, GO, Green Bond, Series A	5.000%	12/1/44	1,000,000	1,150,640
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,300,000	1,730,716
University of Illinois, COP, Series C, Refunding	5.000%	3/15/24	1,000,000	1,155,050
Total Illinois				27,562,840
Indiana - 2.5%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	300,000	320,496	(b)(c)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	250,000	252,850	(b)(c)
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	500,000	582,425
Courthouse and Jail Project, Series A	5.000%	2/1/54	750,000	949,335
Series K	5.000%	6/1/27	2,000,000	2,098,420
Total Indiana				4,203,526
Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	200,000	208,154
Kentucky - 1.0%
Kentucky State PEA, Gas Supply Revenue, Series B	4.000%	1/1/25	1,500,000	1,694,550	(b)(c)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 2.1%
Parish of St. John the Baptist, LA, State Revenue, Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	$350,000	$368,256	(b)(c)
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	500,000	607,255	(a)
Shreveport, LA, Water & Sewer Revenue, Refunding, AGM	5.000%	12/1/34	2,080,000	2,484,394
Total Louisiana				3,459,905
Massachusetts - 5.0%
Massachusetts State Clean Water Trust, Unrefunded Balance, MWRA Project, Subordinated, Series A	5.750%	8/1/29	355,000	356,324
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	1,000,000	1,304,070
Massachusetts State DFA Revenue:
International Charter School	5.000%	4/15/40	1,875,000	2,095,181
UMass Boston Student Housing Project	5.000%	10/1/48	200,000	234,756
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	306,255
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	500,000	645,470	(a)
Massachusetts State, GO, Consolidated Loan, Series C	5.000%	5/1/49	2,750,000	3,532,100
Total Massachusetts				8,474,156
Michigan - 2.7%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	300,000	338,772
Detroit, MI, Water & Sewage Department, Disposal System Revenue, Senior Lien, Series A, Refunding	5.250%	7/1/39	405,000	444,467
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	1,300,000	1,563,302
Senior Lien, Series C, Refunding	5.000%	7/1/35	150,000	183,656
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	350,000	373,681	(d)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	250,000	285,080

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-1, Refunding	5.000%	7/1/44	$380,000	$410,913
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series C-6, Refunding	5.000%	7/1/33	370,000	428,393
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	400,000	494,072	(a)
Total Michigan				4,522,336
Missouri - 1.2%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	1,000,000	1,244,530	(a)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	300,000	245,802	(d)
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	150,000	171,182
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	350,000	401,859
Total Missouri				2,063,373
New Jersey - 12.6%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/27	240,000	274,226
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/29	500,000	535,450
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,000,000	1,138,800	(a)
Provident Group-Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	500,000	547,895
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.750%	3/1/28	2,500,000	2,559,875	(c)
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	2,000,000	2,201,000	(a)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	175,000	209,650	(a)
New Jersey State EFA Revenue, Stevens Institute of Technology, Refunding	5.000%	7/1/42	3,000,000	3,702,900

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	$100,000	$123,624
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	300,000	368,520
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, State Appropriations, Series AA	5.000%	6/15/38	6,000,000	6,448,080
Transportation System, Series A, Refunding	5.000%	12/15/27	1,250,000	1,565,725
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,274,440
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	200,000	243,690
Total New Jersey				21,193,875
New York - 14.7%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	500,000	616,355
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue, Amsterdam at Harborside, Series C	2.000%	1/1/49	74,690	11,203	*
New York City, NY, Water & Sewer System Revenue, Second General Resolution Fiscal 2011, Series BB	5.000%	6/15/31	4,850,000	4,907,182
New York State Dormitory Authority Revenue, New School, Series A, Refunding	5.000%	7/1/35	2,000,000	2,397,340
New York State Dormitory Authority, Sales Tax Revenue, Group 4, Series E, Refunding	5.000%	3/15/44	850,000	1,086,147
New York State Dormitory Authority, State Personal Income Tax Revenue, Bidding Group 4, Series A, Refunding	5.000%	3/15/46	1,000,000	1,281,550
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	490,000	552,098	(d)
4 World Trade Center Project, Refunding	5.750%	11/15/51	2,000,000	2,166,400
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project, Refunding	5.000%	8/1/31	2,000,000	2,094,260	(a)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/31	$1,100,000	$1,369,698	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	2,250,000	2,598,480	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	400,000	460,456	(a)
Port Authority of New York & New Jersey Revenue, Consolidated Series 166, Refunding	5.000%	1/15/41	4,750,000	4,915,537
Triborough Bridge & Tunnel Authority, NY, Revenue, General-MTA Bridges & Tunnels, Series A	5.000%	11/15/43	250,000	317,113
Total New York				24,773,819
North Carolina - 5.1%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	500,000	641,390
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	250,000	294,423
Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series A, Refunding	5.000%	1/15/31	5,000,000	5,370,000
North Carolina State Limited Obligation Revenue, Series A	4.000%	5/1/34	1,000,000	1,216,550
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	100,000	123,366
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding, State Appropriations	5.000%	7/1/47	750,000	879,007
Total North Carolina				8,524,736
Ohio - 3.6%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2, Refunding	4.000%	6/1/48	350,000	401,597	(e)
Series B-2, Refunding	5.000%	6/1/55	525,000	593,712	(e)
Northeast, OH, Regional Sewer District, Waste Water Improvement Revenue	5.000%	11/15/43	4,040,000	4,583,218	(f)
Ohio State Air Quality Development Authority Revenue, American Electric Company Project, Series B, Refunding	2.500%	10/1/29	450,000	478,926	(a)(b)(c)
Total Ohio				6,057,453

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Oklahoma - 0.0%
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	$99,820	$250	*(g)
Oregon - 1.2%
Multnomah County, OR, School District No 7, Reynolds, GO, Deferred Interest, Series B, School Bond Guaranty	0.000%	6/15/31	1,000,000	706,450
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	600,000	714,162
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community, Series A, Refunding	5.000%	11/15/46	475,000	532,176
Total Oregon				1,952,788
Pennsylvania - 9.4%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	500,000	592,295
Central Bradford Progress Authority, PA, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,495,923	(f)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	250,000	315,393
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/29	750,000	859,777
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	250,000	285,220
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	350,000	364,326	(a)(b)(c)
Pennsylvania State Economic Development Financing Authority, Sewage Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	475,000	483,274
Pennsylvania State, GO, Refunding	5.000%	7/15/30	1,000,000	1,326,150
Philadelphia, PA, Airport Revenue, Series A, Refunding	5.000%	6/15/35	2,000,000	2,340,320	(a)
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	315,218
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	625,710
Lease Revenue, Refunding	5.000%	10/1/30	350,000	472,503

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Pennsylvania - continued
Philadelphia, PA, GO, Series B	5.000%	2/1/38	$250,000	$324,490
School District Philadelphia, PA, GO, Series A, State Aid Withholding	5.000%	9/1/32	1,000,000	1,187,560
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	200,000	245,696
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	500,000	612,190
Total Pennsylvania				15,846,045
Puerto Rico - 2.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	1,150,000	1,244,875
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	400,000	319,500	*(g)
Series A	5.050%	7/1/42	100,000	79,875	*(g)
Series XX	5.250%	7/1/40	890,000	713,112	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	280,000	239,518
CAB, Restructured, Series A-1	0.000%	7/1/46	2,700,000	803,304
Restructured, Series A-1	4.750%	7/1/53	130,000	147,176
Restructured, Series A-1	5.000%	7/1/58	1,050,000	1,204,213
Total Puerto Rico				4,751,573
South Carolina - 0.4%
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	500,000	627,805	(a)
South Dakota - 0.2%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	200,000	244,374
Tennessee - 1.9%
Tennessee State Energy Acquisition Corp., Gas Revenue:
Series 2018	4.000%	11/1/25	1,000,000	1,147,450	(b)(c)
Series C	5.000%	2/1/21	2,025,000	2,097,698
Total Tennessee				3,245,148
Texas - 13.6%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/47	250,000	303,353

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Texas - continued
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	$350,000	$428,767
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	600,000	773,886	(a)
Corpus Christi, TX, Utility System Revenue, Junior Lien, Series A	5.000%	7/15/31	2,905,000	3,489,370
El Paso, TX, GO, Series B, Refunding	5.000%	8/15/31	1,000,000	1,318,810	(e)
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step Bond, Series A, B and C, (0.000% until 10/1/23, 5.500%)	0.000%	10/1/36	2,000,000	2,281,180
First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/49	2,000,000	2,370,660
Harris County, TX, MTA, Sales & Use Tax Revenue, Series A	5.000%	11/1/36	3,125,000	3,345,437	(f)
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	1,000,000	1,152,380	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	40,000	48,639	(a)
Series 2017	5.000%	11/1/36	40,000	48,404	(a)
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing-Tarleton State University Project	5.000%	4/1/35	800,000	895,312
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	250,000	301,308
Series B, Refunding	5.000%	1/1/40	600,000	664,992
Series B, Refunding	5.000%	1/1/45	600,000	696,690
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	1,000,000	1,273,070
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	170,000	207,414
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	460,000	540,794	(a)
Texas State Public Finance Authority Lease Revenue, Series A, Refunding	4.000%	2/1/39	500,000	590,150
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	1,550,000	1,966,531	(h)

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
Texas - continued
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	$150,000	$122,484	*(d)(g)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	50,000	35,177
Total Texas				22,854,808
U.S. Virgin Islands - 0.6%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	235,000	236,029
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	420,000	420,000
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.625%	10/1/29	200,000	200,508
Subordinated, Matching Fund Loan, Diageo Project, Series A	6.750%	10/1/37	100,000	100,192
Total U.S. Virgin Islands				956,729
Utah - 0.4%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	296,565
Utah State Infrastructure Agency Telecommunication Revenue, Series 2019	4.000%	10/15/42	300,000	328,668
Total Utah				625,233
Virginia - 0.6%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	300,000	360,006	(a)
Series B, Refunding	5.000%	7/1/45	500,000	596,150	(a)
Total Virginia				956,156
Washington - 2.3%
Port of Seattle, WA, Revenue:
Intermediate Lien, Series 2019	4.000%	4/1/44	250,000	286,232	(a)
Intermediate Lien, Series 2019	5.000%	4/1/44	500,000	625,005	(a)
Series A, Refunding	5.000%	8/1/25	2,395,000	2,627,507
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series B, Refunding	5.000%	8/1/26	300,000	363,726	(b)(c)
Total Washington				3,902,470

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Security	Rate	Maturity Date	Face Amount	Value
West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	$400,000	$531,028	(b)(c)
Wisconsin - 3.8%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	500,000	617,485
Public Finance Authority, WI, Airport Facilities Revenue, Transportation Infrastructure Properties LLC, Series B, Refunding	5.000%	7/1/42	4,000,000	4,282,960	(a)
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	400,000	489,056	(d)
Public Finance Authority, WI, Revenue, Fellowship Senior Living Project, Series A, Refunding	5.000%	1/1/46	900,000	1,063,809
Total Wisconsin				6,453,310
Total Investments before Short-Term Investments (Cost - $226,295,586)				251,113,969
Short-Term Investments - 2.0%
Municipal Bonds - 1.9%
Mississippi - 1.8%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series L	1.200%	11/1/35	3,100,000	3,100,000	(i)(j)
New York - 0.1%
MTA, NY, Revenue, Transportation, Subseries E-1, LOC - U.S. Bank N.A.	1.180%	11/15/50	100,000	100,000	(i)(j)
Total Municipal Bonds (Cost - $3,200,000)				3,200,000

		SHARES
Money Market Funds - 0.1%
Dreyfus Government Cash Management, Institutional Shares (Cost - $58,888)	1.491%	58,888	58,888
Total Short-Term Investments (Cost - $3,258,888)			3,258,888
Total Investments - 151.4% (Cost - $229,554,474)			254,372,857
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (10.9)%			(18,350,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (39.6)%			(66,500,000)
Liabilities in Excess of Other Assets - (0.9)%			(1,474,028)
Total Net Assets Applicable to Common Shareholders - 100.0%			$168,048,829

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on these securities is currently in default as of February 29, 2020.
(h)	All or a portion of this security is held at the broker as collateral for futures contracts.

(i)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of investments (unaudited) (cont’d)

February 29, 2020

Abbreviations used in this schedule:
AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
MWRA	—	Massachusetts Water Resources Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
RDA	—	Redevelopment Agency
SIFMA —		Securities Industry and Financial Markets Association
USD	—	Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from regular federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax-exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligencereviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	ASSETS
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Municipal Bonds†	—	$251,113,969	—	$251,113,969
Short-Term Investments†:
Municipal Bonds	—	3,200,000	—	3,200,000
Money Market Funds	$58,888	—	—	58,888
Total Short-Term Investments	58,888	3,200,000	—	3,258,888
Total Investments	$58,888	$254,313,969	—	$254,372,857

† See Schedule of Investments for additional detailed categorizations.